INCOME TAXES	12 Months Ended
Dec. 25, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

The provision for income taxes is based on the following components (in thousands):

For the Years Ended	December 25, 2013	December 26, 2012
Current income taxes:
Federal	$—	$2
State	30	26
Total current	30	28
Deferred income taxes:
Federal	1,037	1,013
State	334	986
Total deferred	1,371	1,999
	$1,401	$2,027

The provision for income taxes differs from the amount computed by applying the federal income tax rate as follows:

For the Years Ended	December 25, 2013	December 26, 2012
Statutory regular federal income tax rate	35.0%	35.0%
State tax benefit (net of federal benefit)	5.4	12.7
Change in tax rate	—	(15.5)
Change in valuation allowance	(43.4)	(75.9)
Other	(6.5)	5.2
Total	(9.5)%	(38.5)%

Deferred tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company’s deferred tax assets and liabilities consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Deferred assets:
Capital leases	$413	$560
Accrued vacation	621	658
Accrued legal	234	—
Deferred rent	1,898	4,476
Accrued workers’ compensation	1,045	934
Enterprise zone and other credits	530	530
Net operating losses	54,960	47,160
Fixed assets	4,605	3,847
Deferred financing costs	19	431
Other	5,859	4,701
	70,184	63,297
Valuation allowance	(65,110)	(58,779)
Net deferred tax assets	5,074	4,518
Deferred liabilities:
Goodwill	(7,357)	(5,723)
Trademark	(26,315)	(25,646)
Prepaid expense	(570)	(1,410)
Other	(2,777)	(2,313)
Deferred tax liabilities	(37,019)	(35,092)
Net deferred tax liabilities	$(31,945)	$(30,574)

The deferred tax amounts mentioned above have been classified on the accompanying consolidated balance sheets as follows (in thousands):

	December 25, 2013	December 26, 2012
Current:
Liabilities	$(322)	$(334)
Noncurrent:
Liabilities	(31,623)	(30,240)
	$(31,945)	$(30,574)

The Company has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined it is more likely than not that the assets will not be realized. Due to uncertainties surrounding the realizability of the deferred tax assets, the Company continues to maintain a full valuation allowance against its deferred tax assets and the valuation allowance increased by $6.3 million to $65.1 million at December 25, 2013 from $58.8 million at December 26, 2012.

As of December 25, 2013, the Company has federal and state net operating loss carryforwards of $123 million and $136 million, respectively, which expire beginning in 2024 and 2014, respectively. The Company also has state enterprise zone credits and alternative minimum tax credits of $351,000 and $157,000, respectively, which carryforward indefinitely.

The utilization of net operating loss carryforwards may be subject to limitations under provision of the Internal Revenue Code Section 382 and similar state provisions. The net operating loss carryforward includes losses of $0.3 million which are attributable to excess stock option deductions. The benefits related to these net operating losses will be recorded in additional paid-in capital when realized.

Recently enacted tax laws may also affect the tax provision on the Company’s consolidated financial statements. The state of California passed a new law which mandates the use of a single sales factor apportionment formula for tax years beginning on or after January 1, 2013. As a result, the state deferred tax assets were revalued during the year ended December 25, 2013 in order to account for the change in the tax law. As of December 25, 2013, there was a 100% valuation allowance against the state deferred tax asset.

The Company did not have any unrecognized tax benefits during the years ended December 25, 2013 or December 26, 2012.